Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 2.7%
Cochlear Ltd.	108,506	$13,478,354
Rio Tinto PLC	752,377	40,708,021
		54,186,375
BRAZIL — 3.7%
MercadoLibre, Inc.*	91,707	75,913,220
CANADA — 3.3%
Constellation Software, Inc.	19,798	27,548,078
Ritchie Bros. Auctioneers, Inc.	434,432	27,143,311
Shopify, Inc., Class A *	491,655	13,245,186
		67,936,575
CHINA — 8.4%
Alibaba Group Holding Ltd.*	1,850,788	18,469,641
Futu Holdings Ltd. ADR*	188,600	7,032,894
Hangzhou Tigermed Consulting Co., Ltd., Class H	1,046,900	8,416,786
Meituan, Class B *	1,382,500	29,055,254
Ping An Healthcare and Technology Co., Ltd.*	3,720,400	6,996,273
Ping An Insurance Group Co. of China Ltd., Class H	5,082,500	25,355,550
Prosus NV*	298,508	15,530,363
Tencent Holdings Ltd.	1,183,700	39,981,029
Tencent Music Entertainment Group ADR*	3,312,871	13,450,256
Wuxi Biologics Cayman, Inc.*	1,198,500	7,134,486
		171,422,532
DENMARK — 4.1%
Ambu A/S, B Shares	732,347	6,363,398
Chr. Hansen Holding A/S	350,497	17,265,219
DSV A/S	246,757	28,906,969
Novozymes A/S, B Shares	630,088	31,663,258
		84,198,844
FINLAND — 1.2%
Kone Oyj, B Shares	658,096	25,355,465
FRANCE — 7.5%
Danone SA	692,951	32,766,419
Dassault Systemes SE	1,021,147	35,255,176
Edenred	791,474	36,463,804
Kering	46,370	20,567,355
Nexans SA	155,869	13,875,161
Sartorius Stedim Biotech	49,522	15,190,219
		154,118,134
GERMANY — 8.3%
BioNTech SE ADR	91,505	12,342,194
Deutsche Boerse AG	281,777	46,190,790
Rational AG	58,844	28,499,448
SAP SE	519,037	42,299,008
Scout24 SE	833,311	41,757,574
		171,089,014
HONG KONG — 4.5%
AIA Group Ltd.	7,972,000	66,374,132
Hong Kong Exchanges & Clearing Ltd.	751,900	25,701,758
		92,075,890
INDIA — 3.7%
Housing Development Finance Corp., Ltd.	1,957,889	54,624,184
ICICI Lombard General Insurance Co., Ltd.	1,454,689	20,498,195
		75,122,379

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
IRELAND — 5.5%
CRH PLC	1,216,979	$39,036,663
Kingspan Group PLC	697,690	31,434,128
Ryanair Holdings PLC ADR*	710,954	41,533,933
		112,004,724
ITALY — 1.4%
FinecoBank Banca Fineco SpA	2,393,630	29,562,518
JAPAN — 14.9%
Denso Corp.	694,100	31,736,454
FANUC Corp.	230,700	32,393,586
Japan Exchange Group, Inc.	1,664,100	22,490,413
Keyence Corp.	62,700	20,726,146
MonotaRO Co., Ltd.	1,934,400	29,683,077
Nidec Corp.	518,300	29,012,441
Nintendo Co., Ltd.	596,000	24,039,244
Shimano, Inc.	174,300	27,271,865
Shiseido Co., Ltd.	768,700	26,940,808
SMC Corp.	64,900	26,412,378
Sony Group Corp.	543,300	34,996,379
		305,702,791
NETHERLANDS — 6.0%
Adyen NV*	20,668	25,776,346
ASML Holding NV	82,992	34,381,848
IMCD NV	364,369	43,200,166
Topicus.com, Inc.*	393,664	18,928,702
		122,287,062
NORWAY — 0.8%
Aker Carbon Capture ASA*	12,449,321	15,917,296
PANAMA — 1.0%
Copa Holdings SA, Class A *	295,227	19,783,161
RUSSIA — 0.0%
Magnit PJSC(a)	237,700	0
MMC Norilsk Nickel PJSC ADR(a)	773,861	0
		0
SINGAPORE — 0.5%
Sea Ltd. ADR*	188,842	10,584,594
SOUTH AFRICA — 1.1%
Discovery Ltd.*	4,048,431	23,371,897
SOUTH KOREA — 3.2%
Coupang, Inc.*	1,361,876	22,702,473
Samsung Electronics Co., Ltd.	1,172,698	43,060,595
		65,763,068
SPAIN — 1.5%
Amadeus IT Group SA*	667,357	30,940,435
SWEDEN — 3.4%
Atlas Copco AB, B Shares	4,768,594	39,526,935
Epiroc AB, B Shares	2,408,709	30,373,007
		69,899,942
SWITZERLAND — 3.5%
Cie Financiere Richemont SA	380,575	35,924,539
Kuehne + Nagel International AG	82,679	16,836,086
Temenos AG	195,808	13,200,776
Wizz Air Holdings PLC*	362,950	6,313,448
		72,274,849
TAIWAN — 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,784,000	63,413,797

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
UNITED KINGDOM — 2.2%
Experian PLC	1,096,709	$32,103,520
Just Eat Takeaway*	196,868	3,067,138
Oxford Nanopore Technologies PLC*	3,505,335	9,887,597
		45,058,255
UNITED STATES — 3.2%
Nestle SA	484,586	52,411,524
Spotify Technology SA*	160,025	13,810,158
		66,221,682
TOTAL INVESTMENTS — 98.7%
(cost $2,014,617,890)		$2,024,204,499
Other assets less liabilities — 1.3%		26,937,311
NET ASSETS — 100.0%		$2,051,141,810

(a)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford International Alpha Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$304,018,160	$1,720,186,339	$0	$2,024,204,499
Total	$304,018,160	$1,720,186,339	$0	$2,024,204,499

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford International Alpha Fund

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2021	$—
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	(42,555,192)
Transfers into Level 3	42,555,192
Transfers out of Level 3	—
Balance at September 30, 2022	$0
Change in unrealized gain (loss) related to Investments still held at September 30, 2022	$(42,555,192)

$42,555,192 was transferred out of Level 2 into Level 3 during the period from December 31, 2021 to September 30, 2022.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market.  This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia.  As a result of this management made the decision to value several securities at nil and transfer them into Level 3. The impacted securities are as follows:

Magnit PJSC GDR Reg S
MMC Norilsk Nickel PJSC ADR

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.